Net Loss Per Share - Schedule of Calculation of Diluted Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares not included in calculation of diluted shares outstanding	219,493	266,184
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares not included in calculation of diluted shares outstanding	23,214	26,088
Restricted Stock Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares not included in calculation of diluted shares outstanding	131,450	175,266
Convertible Senior Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive shares not included in calculation of diluted shares outstanding	64,829	64,830